Property And Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment, Net
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Leasehold improvements	$18,970	$16,512
Furniture and fixtures	2,036	1,438
Office equipment	528	356
Computer equipment	81	81
Vehicles	66	66

Vehicle equipment	283	—
	21,964	18,453
Less: accumulated depreciation	(6,672)	(4,379)

Property and equipment, net	$15,292	$14,074

Total depreciation expense related to property and equipment, net was
 $1.0 million and $0.9
million for the three months ended September 30, 2021 and 2020, respectively, and $2.9 million and $2.2 million for the nine months ended September 30, 2021 and 2020, respectively. The estimated useful life of vehicle equipment is four years.

5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Leasehold improvements	$16,512	$9,984
Furniture and fixtures	1,438	892
Office equipment	356	397
Computer equipment	81	81
Vehicles	66	65

	18,453	11,419
Less: accumulated depreciation	(4,379)	(2,310)

Property and equipment, net	$14,074	$9,109

Total depreciation expense related to property and equipment, net was $3.1 million and $1.7 million for the years ended December 31, 2020 and 2019, respectively.